Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALPS Variable Investment Trust
Entity Central Index Key	0001382990
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Morningstar Conservative ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Conservative ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/cetfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Conservative ETF Asset Allocation Portfolio Class I returned 5.52% for the 12-month period ended December 31, 2024. The Portfolio outperformed the Conservative Blended Benchmark-1 which returned 4.51% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within fixed income and a 20% allocation to equity.

Top contributors to relative performance in 2024 included the following:

  Longer maturity and duration bonds underperformed short-term bonds during 2024. The Portfolio's high short-term bond allocation and relative underweight to duration added to performance during 2024.

  U.S. high yield and credit exposure outperformed government bonds with similar maturities during 2024. The Portfolio benefited from a dedicated position to U.S. high yield and a credit overweight during 2024.

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure was a top detractor during 2024.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio - I	5.52%	2.01%	2.76%
Conservative Blended Benchmark-1(a)	4.51%	2.00%	3.19%
Blended Secondary Benchmark(b)	5.99%	2.91%	3.81%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 28,915,282
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 91,248
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$28,915,282
Number of Portfolio Holdings	17
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$91,248

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Conservative ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Conservative ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	CETFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio" or "CETFX") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/cetfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Conservative ETF Asset Allocation Portfolio Class II returned 5.29% for the 12-month period ended December 31, 2024. The Portfolio outperformed the Conservative Blended Benchmark-1 which returned 4.51% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within fixed income and a 20% allocation to equity.

Top contributors to relative performance in 2024 included the following:

  Longer maturity and duration bonds underperformed short-term bonds during 2024. The Portfolio's high short-term bond allocation and relative underweight to duration added to performance during 2024.

  U.S. high yield and credit exposure outperformed government bonds with similar maturities during 2024. The Portfolio benefited from a dedicated position to U.S. high yield and a credit overweight during 2024.

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure was a top detractor during 2024.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio - II	5.29%	1.75%	2.50%
Conservative Blended Benchmark-1(a)	4.51%	2.00%	3.19%
Blended Secondary Benchmark(b)	5.99%	2.91%	3.81%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 28,915,282
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 91,248
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$28,915,282
Number of Portfolio Holdings	17
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$91,248

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Income and Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/ietfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class I returned 8.20% for the 12-month period ended December 31, 2024. The Portfolio outperformed the Income & Growth Blended Benchmark-1 which returned 7.69% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within fixed income and a 40% allocation to equity.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. high yield and credit exposure outperformed government bonds with similar maturities during 2024. The Portfolio benefited from a dedicated position to U.S. high yield and a credit overweight during 2024.

  Longer maturity and duration bonds underperformed short-term bonds during 2024. The Portfolio's high short-term bond allocation and relative underweight to duration added to performance during 2024.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure was a top detractor during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure detracted from relative performance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation - I	8.20%	4.08%	4.38%
Income & Growth Blended Benchmark-1(a)	7.69%	4.23%	5.05%
Blended Secondary Benchmark(b)	10.51%	5.85%	6.19%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 48,431,016
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 194,146
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$48,431,016
Number of Portfolio Holdings	20
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$194,146

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Income and Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	IETFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio" or "IETFX") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/ietfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class II returned 7.97% for the 12-month period ended December 31, 2024. The Portfolio outperformed the Income & Growth Blended Benchmark-1 which returned 7.69% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within fixed income and a 40% allocation to equity.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. high yield and credit exposure outperformed government bonds with similar maturities during 2024. The Portfolio benefited from a dedicated position to U.S. high yield and a credit overweight during 2024.

  Longer maturity and duration bonds underperformed short-term bonds during 2024. The Portfolio's high short-term bond allocation and relative underweight to duration added to performance during 2024.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure was a top detractor during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure detracted from relative performance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation - II	7.97%	3.81%	4.13%
Income & Growth Blended Benchmark-1(a)	7.69%	4.23%	5.05%
Blended Secondary Benchmark(b)	10.51%	5.85%	6.19%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 48,431,016
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 194,146
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$48,431,016
Number of Portfolio Holdings	20
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$194,146

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Balanced ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Balanced ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/betfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Balanced ETF Asset Allocation Portfolio Class I returned 10.50% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Balanced Blended Benchmark-1 which returned 11.01% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within equity and a 40% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  Allocations to short-term bonds and foreign bonds with currency hedged both added to the Portfolio's relative performance during 2024.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - I	10.50%	5.82%	5.82%
Balanced Blended Benchmark-1(a)	11.01%	6.48%	6.87%
Blended Secondary Benchmark(b)	15.13%	8.74%	8.53%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 160,674,611
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 729,181
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$160,674,611
Number of Portfolio Holdings	20
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$729,181

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Balanced ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	BETFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio" or "BETFX") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/betfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Balanced ETF Asset Allocation Portfolio Class II returned 10.17% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Balanced Blended Benchmark-1 which returned 11.01% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within equity and a 40% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  Allocations to short-term bonds and foreign bonds with currency hedged both added to the Portfolio's relative performance during 2024.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - II	10.17%	5.53%	5.54%
Balanced Blended Benchmark-1(a)	11.01%	6.48%	6.87%
Blended Secondary Benchmark(b)	15.13%	8.74%	8.53%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 160,674,611
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 729,181
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$160,674,611
Number of Portfolio Holdings	20
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$729,181

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Growth ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/getfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Growth ETF Asset Allocation Portfolio Class I returned 12.88% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Growth Blended Benchmark-1 which returned 14.52% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within equity and a 20% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  During 2024, the Portfolio reduced allocations to asset classes that underperformed such as international equity, small cap, and value stocks.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - I	12.88%	7.59%	7.27%
Growth Blended Benchmark-1(a)	14.52%	8.77%	8.65%
Blended Secondary Benchmark(b)	19.95%	11.61%	10.83%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 260,939,208
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 1,164,031
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$260,939,208
Number of Portfolio Holdings	17
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,164,031

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	GETFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio" or "GETFX") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/getfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Growth ETF Asset Allocation Portfolio Class II returned 12.67% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Growth Blended Benchmark-1 which returned 14.52% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified allocation within equity and a 20% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  During 2024, the Portfolio reduced allocations to asset classes that underperformed such as international equity, small cap, and value stocks.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - II	12.67%	7.32%	7.00%
Growth Blended Benchmark-1(a)	14.52%	8.77%	8.65%
Blended Secondary Benchmark(b)	19.95%	11.61%	10.83%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 260,939,208
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 1,164,031
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$260,939,208
Number of Portfolio Holdings	17
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$1,164,031

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/agtfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I returned 14.85% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Aggressive Growth Blended Benchmark-1 which returned 17.36% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified mix of asset classes within equity and a 5% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  During 2024, the Portfolio reduced allocations to asset classes that underperformed such as international equity, small cap, and value stocks.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - I	14.85%	8.91%	8.31%
Aggressive Growth Blended Benchmark-1(a)	17.36%	10.55%	10.02%
Blended Secondary Benchmark(b)	23.74%	13.80%	12.54%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 195,634,759
Holdings Count | shares	13
Advisory Fees Paid, Amount	$ 852,204
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$195,634,759
Number of Portfolio Holdings	13
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$852,204

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	AGTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio" or "AGTFX") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/agtfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II returned 14.58% for the 12-month period ended December 31, 2024. The Portfolio underperformed the Aggressive Growth Blended Benchmark-1 which returned 17.36% during the same period. The Portfolio was last reallocated in November 2024 and reflected a broadly diversified mix of asset classes within equity and a 5% allocation to cash and fixed income.

Top contributors to relative performance in 2024 included the following:

  The Portfolio benefitted from broad exposure to the U.S. equity market which achieved a double digit return for the second year in a row.

  U.S. mega-cap growth stocks produced the highest return within U.S. equity during 2024. The Portfolio benefited from a dedicated position to U.S. mega-cap growth during 2024.

  During 2024, the Portfolio reduced allocations to asset classes that underperformed such as international equity, small cap, and value stocks.

Top detractors to relative performance in 2024 included the following:

  International equity underperformed U.S. equity exposure by a large margin in 2024. The Portfolio's international equity exposure drove the relative underperformance during 2024.

  Global small cap stocks underperformed large cap peers in 2024. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  The growth style of investing outpaced value in 2024. A small overweight to the value style had a negative impact on the Portfolio's relative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - II	14.58%	8.63%	8.05%
Aggressive Growth Blended Benchmark-1(a)	17.36%	10.55%	10.02%
Blended Secondary Benchmark(b)	23.74%	13.80%	12.54%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 195,634,759
Holdings Count | shares	13
Advisory Fees Paid, Amount	$ 852,204
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$195,634,759
Number of Portfolio Holdings	13
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$852,204

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
ALPS | Alerian Energy Infrastructure Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Alerian Energy Infrastructure Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/alefx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$114	0.95%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Alerian Energy Infrastructure Portfolio Class I delivered a total return of 41.03% for the twelve-month period ended December 31, 2024. This compares to the Alerian Midstream Energy Select Index, which increased 34.97% on a price-return basis and 43.13% on a total-return basis. All subsectors of the Portfolio saw total returns above 20% for the twelve-month period. The US oil benchmark was essentially flat for the year, up 0.10%, while natural gas prices strengthened into year end and were up 44.51% during the period.

The best-performing subsector in the portfolio was Pipeline Transportation | Natural Gas, followed by Gathering & Processing. These subsectors have benefitted from a strengthening multi-year outlook for North American natural gas demand driven by expected growth in exports and power demand. We believe energy infrastructure companies are poised to play a critical role in transporting natural gas to demand centers. We expect companies to facilitate the production growth required to meet new demand by gathering natural gas from wells and processing it into usable form. Of the five subsectors in the Portfolio, storage, which only includes one company, had the lowest total return for the period, but it was still above 20%.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - I - NAV	41.03%	14.55%	5.45%
Alerian Midstream Energy Select Index	43.13%	16.31%	6.90%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 134,741,431
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 883,298
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$134,741,431
Number of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$883,298

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	9.81%
Enbridge, Inc.	7.47%
Enterprise Products Partners LP	7.42%
The Williams Cos., Inc.	5.32%
Kinder Morgan, Inc.	5.14%
Cheniere Energy, Inc.	5.05%
TC Energy Corp.	5.02%
DT Midstream, Inc.	4.94%
Keyera Corp.	4.92%
Targa Resources Corp.	4.86%
Top Ten Holdings	59.95%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Energy Transfer LP	9.81%
Enbridge, Inc.	7.47%
Enterprise Products Partners LP	7.42%
The Williams Cos., Inc.	5.32%
Kinder Morgan, Inc.	5.14%
Cheniere Energy, Inc.	5.05%
TC Energy Corp.	5.02%
DT Midstream, Inc.	4.94%
Keyera Corp.	4.92%
Targa Resources Corp.	4.86%
Top Ten Holdings	59.95%

ALPS | Alerian Energy Infrastructure Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	ALPS | Alerian Energy Infrastructure Portfolio
Class Name	Class III
Trading Symbol	ALEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio" or "ALEFX") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/alefx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$156	1.30%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Alerian Energy Infrastructure Portfolio Class III delivered a total return of 40.60% for the twelve-month period ended December 31, 2024. This compares to the Alerian Midstream Energy Select Index, which increased 34.97% on a price-return basis and 43.13% on a total-return basis. All subsectors of the Portfolio saw total returns above 20% for the twelve-month period. The US oil benchmark was essentially flat for the year, up 0.10%, while natural gas prices strengthened into year end and were up 44.51% during the period.

The best-performing subsector in the portfolio was Pipeline Transportation | Natural Gas, followed by Gathering & Processing. These subsectors have benefitted from a strengthening multi-year outlook for North American natural gas demand driven by expected growth in exports and power demand. We believe energy infrastructure companies are poised to play a critical role in transporting natural gas to demand centers. We expect companies to facilitate the production growth required to meet new demand by gathering natural gas from wells and processing it into usable form. Of the five subsectors in the Portfolio, storage, which only includes one company, had the lowest total return for the period, but it was still above 20%.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - III - NAV	40.60%	14.15%	5.07%
Alerian Midstream Energy Select Index	43.13%	16.31%	6.90%
Bloomberg US 1000 Index*	24.23%	14.16%	12.82%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 134,741,431
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 883,298
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$134,741,431
Number of Portfolio Holdings	26
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$883,298

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	9.81%
Enbridge, Inc.	7.47%
Enterprise Products Partners LP	7.42%
The Williams Cos., Inc.	5.32%
Kinder Morgan, Inc.	5.14%
Cheniere Energy, Inc.	5.05%
TC Energy Corp.	5.02%
DT Midstream, Inc.	4.94%
Keyera Corp.	4.92%
Targa Resources Corp.	4.86%
Top Ten Holdings	59.95%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Energy Transfer LP	9.81%
Enbridge, Inc.	7.47%
Enterprise Products Partners LP	7.42%
The Williams Cos., Inc.	5.32%
Kinder Morgan, Inc.	5.14%
Cheniere Energy, Inc.	5.05%
TC Energy Corp.	5.02%
DT Midstream, Inc.	4.94%
Keyera Corp.	4.92%
Targa Resources Corp.	4.86%
Top Ten Holdings	59.95%

ALPS Global Opportunity Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/avpex
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended December 31, 2024, the ALPS Global Opportunity Portfolio Class I increased by 18.28%. The Portfolio outperformed the Morningstar Developed Markets Index-net of fees, which was up 17.55%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  German distressed investor Mutares SE & Co

  Reverse merger of Liberty Sirius XM with Sirius XM

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - I - NAV	18.28%	8.25%	9.42%
Red Rocks Global Listed Private Equity Index	17.88%	8.58%	9.54%
Morningstar Developed Markets Index*	17.55%	10.49%	9.59%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 25,368,516
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 162,993
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$25,368,516
Number of Portfolio Holdings	52
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$162,993

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

KKR & Co., Inc.	5.84%
3i Group PLC	5.10%
Ares Management LP	4.94%
HgCapital Trust PLC	4.47%
Apollo Global Management, Inc.	4.31%
Blackstone, Inc.	4.09%
Brederode SA	3.37%
Partners Group Holding AG	3.20%
Constellation Software, Inc.	3.07%
Intermediate Capital Group PLC	3.06%
Top Ten Holdings	41.45%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

KKR & Co., Inc.	5.84%
3i Group PLC	5.10%
Ares Management LP	4.94%
HgCapital Trust PLC	4.47%
Apollo Global Management, Inc.	4.31%
Blackstone, Inc.	4.09%
Brederode SA	3.37%
Partners Group Holding AG	3.20%
Constellation Software, Inc.	3.07%
Intermediate Capital Group PLC	3.06%
Top Ten Holdings	41.45%

*	As a percentage of net assets.

Holdings are subject to change.

ALPS Global Opportunity Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Portfolio
Class Name	Class III
Trading Symbol	AVPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio" or "AVPEX") for the period of January 1, 2024 to December 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/avpex
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$148	1.36%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended December 31, 2024, the ALPS Global Opportunity Portfolio Class III increased by 18.01%. The Portfolio outperformed the Morningstar Developed Markets Index-net of fees, which was up 17.55%.

Top contributors to performance included:

  U.S. alternative asset managers KKR & Co Inc, Ares Management Corp, Blackstone Inc, and Apollo Global Management

  Financial services sector exposure

  Private Equity investors 3i Group Plc and HgCapital Trust

Top detractors from performance included:

  Small and mid-capitalization stocks which underperformed large company stocks

  German distressed investor Mutares SE & Co

  Reverse merger of Liberty Sirius XM with Sirius XM

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - III - NAV	18.01%	7.91%	9.07%
Red Rocks Global Listed Private Equity Index	17.88%	8.58%	9.54%
Morningstar Developed Markets Index*	17.55%	10.49%	9.59%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 25,368,516
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 162,993
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$25,368,516
Number of Portfolio Holdings	52
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$162,993

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

KKR & Co., Inc.	5.84%
3i Group PLC	5.10%
Ares Management LP	4.94%
HgCapital Trust PLC	4.47%
Apollo Global Management, Inc.	4.31%
Blackstone, Inc.	4.09%
Brederode SA	3.37%
Partners Group Holding AG	3.20%
Constellation Software, Inc.	3.07%
Intermediate Capital Group PLC	3.06%
Top Ten Holdings	41.45%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

KKR & Co., Inc.	5.84%
3i Group PLC	5.10%
Ares Management LP	4.94%
HgCapital Trust PLC	4.47%
Apollo Global Management, Inc.	4.31%
Blackstone, Inc.	4.09%
Brederode SA	3.37%
Partners Group Holding AG	3.20%
Constellation Software, Inc.	3.07%
Intermediate Capital Group PLC	3.06%
Top Ten Holdings	41.45%

*	As a percentage of net assets.

Holdings are subject to change.